Cash flow information	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Cash flow information	Cash flow information
(i)    Debt reconciliation

			Debt securities (i)
	Borrowings	Lease liabilities	Debentures and Notes	Bonds	Total

Total debt as of January 1, 2022	1,928,782	318,555	705,975	4,128,306	7,081,618
Acquisitions/Issuance	—	49,853	1,890,500	—	1,940,353
Payments/repurchase	(2,061)	(99,655)	(175,999)	—	(277,715)
Revaluation	—	(89)	—	—	(89)
Net foreign exchange differences	(87,158)	(5,820)	—	(218,607)	(311,585)
Interest accrued	69,593	22,794	203,275	129,113	424,775
Interest paid	(43,276)	—	(27,232)	(127,429)	(197,937)
Total debt as of December 31, 2022	1,865,880	285,638	2,596,519	3,911,383	8,659,420

Total debt as of January 1, 2023	1,865,880	285,638	2,596,519	3,911,383	8,659,420
Acquisitions/Issuance	2,252,550	116,774	373,481	—	2,742,805
Business combination (Note 5(ii))	978	19,802	—	—	20,780
Payments/repurchase	(1,833,937)	(132,737)	(527,687)	(62,342)	(2,556,703)
Write-offs	—	(675)	—	—	(675)
Net foreign exchange differences	(147,802)	(6,967)	—	(319,952)	(474,721)
Interest accrued	61,753	22,927	392,857	134,148	611,685
Interest paid	—	—	(28,396)	(116,670)	(145,066)
Total debt as of December 31, 2023	2,199,422	304,762	2,806,774	3,546,567	8,857,525

Total debt as of January 1, 2024	2,199,422	304,762	2,806,774	3,546,567	8,857,525
Acquisitions/Issuance	1,666,432	157,750	—	2,787,575	4,611,757
Payments/repurchase	(2,255,259)	(125,966)	(1,170,612)	(1,628,342)	(5,180,179)
Cancellation/expiration	—	(65,050)	—	—	(65,050)
Net foreign exchange differences	66,632	20,716	—	1,117,579	1,204,927
Interest accrued	91,881	19,135	271,451	204,510	586,977
Interest paid	(102,676)	—	(32,738)	(213,939)	(349,353)
Total debt as of December 31, 2024	1,666,432	311,347	1,874,875	5,813,950	9,666,604
Debt securities include debentures measured at FVPL presented in Note 7(e) and does not include fair value adjustments of (i) Debentures, totaling R$ (200,648) ((R$120,280) - 2023) and (ii) Bonds, totaling R$ (300,209) (R$ (224,927) - 2023).
(ii)    Cash reconciliation for investing and financing activities
During the year ended December 31, 2024, the Group paid R$895,287 – out of which R$225,766 refers to acquisitions concluded during this period – in connection with the minority stake acquisitions in Monte Bravo JV S.A. (“Monte Bravo”), Blue3 S.A. (“Blue3”), Ável Participações Ltda. (“Ável”), FMX Capital S.A (“FMX”), SVN S.A (“SVN”) and Manchester Financial Group Participações S.A. (“Manchester”) disclosed in Note 5(ii)(b)(ii). The Group also paid R$498,576 of contingent consideration liabilities, due to the achievement of the triggers provided for in the shareholders' agreement with one of its associates.
(iii)    Non-cash reconciliation for investing and financing activities
During the year ended December 31, 2022, non-cash investing and financing activities disclosed in other notes are: (i) related to business acquisitions through accounts payables (R$7,490) and contingent consideration (R$4,175) and (ii) related to acquisition of investment in associates through accounts payables (R$72,755), contingent consideration (R$14,556) and through private issuance of shares (R$70,030).
During the year ended December 31, 2023, non-cash investing and financing activities disclosed in other notes were: (i) related to the business combination with Banco Modal through a share exchange transaction – R$2,097,326 (see Note 5 (ii)(a)(i)) and (ii) related to the acquisitions of minority interests in associates (see Note 5 (ii)(b)(ii)) through accounts payable (R$739,743) and through contingent consideration (R$50,000).
During the year ended December 31, 2024, the Group concluded the minority stake acquisitions disclosed in Note 5(ii)(b)(ii). From the total consideration of these transactions, (i) R$106,412 was settled through the private issuance of XP Inc Class A shares (see note 25(a)), (ii) R$20,000 was recorded through contingent consideration (Note 20(b)) and (iii) there is a remaining amount of R$62,325 to be paid during 2025 (including monetary correction on this amount).
During the year ended December 31, 2024, the Group acquired a new borrowing in the total amount of R$1,666,432 (note 19). This amount was disbursed by the counterparty on January 6, 2025